Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 3,255,419	$ 2,720,045	$ 2,262,523	$ 3,137,230	$ 2,321,414	$ 1,889,218	$ 1,619,011	$ 1,256,082	$ 1,102,733	$ 1,097,331	$ 1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 32,063	26,824	22,348	31,047	23,001	18,745	16,091	12,504	10,991	10,954	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 31,283	26,239	21,910	30,513	22,664	18,518	15,934	12,417	10,937	10,928	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 3,431,420	2,688,530	2,213,962	2,673,306	1,840,376	1,653,682	1,517,929	1,274,788	1,036,013	1,080,938	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 33,800	26,518	21,872	26,453	18,237	16,412	15,088	12,692	10,327	10,792	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 32,971	25,935	21,445	25,998	17,969	16,212	14,940	12,596	10,277	10,768	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 4,536,383	3,558,670	2,925,899	3,613,171	2,591,494	2,123,940	1,786,466	1,445,500	1,216,446	1,135,029	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 44,693	35,105	28,913	35,760	25,676	21,076	17,759	14,390	12,128	11,334	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 43,568	34,320	28,330	35,129	25,287	20,808	17,576	14,275	12,065	11,303	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,617,906	1,413,319	1,204,063	1,758,853	1,229,688	1,163,603
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 18,293	16,014	13,658	19,995	13,993	13,268	11,360
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,344,448	2,291,388	2,004,244	2,641,057	1,842,871	1,803,517	1,574,335	1,338,237	1,147,968	1,129,831	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,092	22,611	19,804	26,136	18,263	17,901	15,648	13,324	11,447	11,286	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 22,524	22,112	19,412	25,690	17,998	17,683	15,501	13,225	11,396	11,254	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,967,669	1,691,520	1,501,257	1,695,288	1,093,912	1,340,210	1,380,341	1,230,980	1,028,163	1,040,359	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 19,384	16,686	14,834	16,778	10,843	13,302	13,721	12,256	10,253	10,390	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 18,903	16,316	14,536	16,485	10,679	13,137	13,582	12,165	10,198	10,361	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 973,594	881,016	775,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 9,691	8,790	7,740
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,239,221	1,003,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,351	10,020
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,033,677	1,725,241	1,416,137	1,734,219	1,255,145	1,163,769
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 26,537	22,554	18,542	22,738	16,487	15,311	13,857	11,521	9,650
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,080,762	1,054,530	842,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,754	10,515	8,410
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,188	10,877	11,036	11,943	11,811	11,190	10,533	10,546	10,504	10,101	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 10,916	10,642	10,818	11,735	11,643	11,055	10,428	10,468	10,451	10,078	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,061,375	1,041,554	1,076,256	1,192,063	1,163,638	1,076,039
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,447	10,269	10,605	11,751	11,477	10,618	9,873
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,746	11,320	11,019	11,965	11,460	11,297	10,693	10,556	10,585	10,058	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,142,161	1,093,077	1,055,228	1,156,474	1,082,079	1,065,111
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,477	11,934	11,526	12,638	11,843	11,651	10,941	10,645	10,676	10,078	10,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,084	9,750	9,522	10,418	9,963
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,128,747	1,107,742	1,131,077	1,227,506	1,208,991	1,139,554	1,067,824	1,066,094	1,071,715	1,027,359	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,248	11,045	11,283	12,238	12,059	11,361	10,662	10,640	10,713	10,268	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,943,401	1,674,564	1,425,116	1,633,429	1,232,338	1,240,466	1,230,091	1,183,077	959,371	985,821	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 19,143	16,515	14,079	16,163	12,211	12,305	12,234	11,781	9,564	9,844	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 18,672	16,155	13,802	15,881	12,030	12,156	12,106	11,692	9,513	9,822	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,330,384	1,179,667	1,110,022	1,368,156	958,724	999,080	1,033,659	1,034,937	876,756	967,775	1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,083	11,625	10,966	13,527	9,488	9,914	10,265	10,303	8,739	9,667	10,000
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Account Value	$ 12,769	11,365	10,745	13,283	9,343	9,795	10,166	10,227	8,693	9,640	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,908,612	1,662,601	1,412,994	1,547,333	1,104,263	1,069,274	958,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,281	10,704	9,113	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 3,250,374	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 4,538,423	3,400,022	2,674,939	3,293,180	2,311,045	1,874,579	1,680,367	1,371,599	1,138,983	1,105,561	1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,352,067	2,691,210	2,250,288	2,517,545	1,788,103	1,663,274	1,506,351	1,317,038	1,117,118	1,074,228	1,000,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 3,250,374	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 4,538,423	3,400,022	2,674,939	3,293,180	2,311,045	1,874,579	1,680,367	1,371,599	1,138,983	1,105,561	1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 2,168,924	1,750,862	1,466,833	1,686,695	1,178,910	1,096,857
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 1,821,056	1,582,809	1,285,458	1,825,269	1,269,563	1,134,438
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 23,751	19,173	16,063	18,470	12,910	12,011	10,917
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 20,486	17,806	14,461	20,533	14,282	12,762	11,200
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 3,250,374	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,040,031	1,869,244	1,576,999	2,368,963	1,565,118	1,512,506	1,519,956	1,247,274	1,002,617	1,123,402	1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 3,250,374	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 1,829,395	1,649,653	1,556,165	1,858,785	1,072,708	1,299,890	1,386,334	1,225,767	981,737	1,007,756	1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 1,283,242	1,035,897	867,851
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 966,715	878,383	782,129
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 12,832	10,359	8,679
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 9,667	8,784	7,821
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 1,387,609	1,120,147
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,171,214	1,035,952
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 13,876	11,201
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 11,712	10,360
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (ACWI)
Account Value	$ 1,826,984	1,530,428	1,313,347	1,558,876	1,119,362	1,096,206
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (ACWI)
Account Value	$ 22,182	18,581	15,946	18,927	13,590	13,309	12,586	11,367	9,570
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 1,087,187	973,978	864,103
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,872	9,740	8,641
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index
Account Value	$ 11,418	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189	10,000
Bloomberg U.S.Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index
Account Value	$ 11,418	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,067,157	1,039,803	1,049,646	1,170,072	1,173,980	1,079,629
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,551	10,280	10,378	11,568	11,607	10,674	9,895
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Blended Municipal Bond Index
Account Value	$ 11,936	11,667	11,413	12,063	11,777	11,342	10,752	10,687	10,670	10,174	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,130,150	1,094,972	1,061,153	1,160,639	1,114,224	1,066,771
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Blended Municipal Bond Index
Account Value	$ 1,109,906	1,084,847	1,061,284	1,121,739	1,095,135	1,054,698
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Blended Municipal Bond Index
Account Value	$ 11,936	11,667	11,413	12,063	11,777	11,342	10,752	10,687	10,670	10,174	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,397	10,074	9,763	10,678	10,251
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Blended Municipal Bond Index
Account Value	$ 10,388	10,153	9,933	10,499	10,250
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,143,040	1,113,742	1,124,284	1,253,273	1,257,459	1,156,399	1,072,038	1,076,310	1,079,709	1,018,581	1,000,000
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Mortgage Backed Securities Index
Account Value	$ 1,092,216	1,069,588	1,086,099	1,193,907	1,198,902	1,134,563	1,068,170	1,066,612	1,067,248	1,022,834	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Mortgage Backed Securities Index
Account Value	$ 10,922	10,696	10,861	11,939	11,989	11,346	10,682	10,666	10,672	10,228	10,000
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Account Value	$ 1,503,185	1,346,034	1,105,048	1,341,184	992,803	1,065,034	1,045,349	992,918	819,880	923,474	1,000,000
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Account Value	$ 15,032	13,460	11,050	13,412	9,928	10,650	10,453	9,929	8,199	9,235	10,000
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Account Value	$ 15,032	13,460	11,050	13,412	9,928	10,650	10,453	9,929	8,199	9,235	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,316,969	1,170,140	1,150,022	1,539,210	1,092,378	1,130,687	1,117,194	1,032,509	834,382	948,755	1,000,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	11,701	11,500	15,392	10,924	11,307	11,172	10,325	8,344	9,488	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	11,701	11,500	15,392	10,924	11,307	11,172	$ 10,325	$ 8,344	$ 9,488	$ 10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 2,245,837	1,812,951	1,518,849	1,746,508	1,220,716	1,135,753	1,032,323
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,676,826	1,483,172	1,329,724	1,427,044	$ 993,186	$ 1,089,453	$ 1,004,454
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 11,750	10,393	9,318	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,859	$ 10,380	$ 8,696	$ 10,000